     As filed with the Securities and Exchange Commission on April 12, 2001

                                              Registration No. 333-___/811-07342

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                         J.P. MORGAN INSTITUTIONAL FUNDS

                         Area Code and Telephone Number:
                                 (617) 557-0700

                     Address of Principal Executive Offices:
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                     Name and Address of Agent for Service:

                              Margaret W. Chambers
                           c/o Fund Distributors, Inc.
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                                   Copies to:

JOSEPH J. BERTINI, ESQ.    SARAH E. COGAN, ESQ.        JOHN E. BAUMGARDNER, JR.,
PETER B. ELDRIDGE, ESQ.    Simpson Thacher & Bartlett  ESQ.
J.P. Morgan Fleming Asset  425 Lexington Avenue        Sullivan & Cromwell
Management (USA) Inc.      New York, NY  10017-3954    125 Broad Street
522 Fifth Avenue                                       New York, NY  10004
New York, NY 10036

================================================================================


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 12, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-54642/811-07342) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended October 31, 2000 was filed on February 22, 2001. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                    J.P. Morgan Global Strategic Income Fund
                          a series of J.P. Morgan Funds
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109



                                  May 12, 2001

Dear Shareholder:

      A special meeting of the shareholders of J.P. Morgan Global
Strategic Income Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

      As you may be aware, The Chase Manhattan Corporation has recently completed a merger with J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into J.P. Morgan Institutional Global Strategic Income Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMF") (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund would hold Select Class Shares of the Surviving Fund. The investment objective and policies of the Surviving Fund are identical to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in The Global Strategic Income Portfolio (the "Master Portfolio"). In connection with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and instead will invest directly in portfolio securities. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Global Strategic Income Fund."

      At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPF.

      The investment adviser for the assets of both the Merging Fund and the Surviving Fund is J.P. Morgan Investment Management Inc. ("JPMIM").

      Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization and a comparison of the Merging Fund and JPF to the Surviving Fund and JPMF. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPF, the Surviving Fund, JPMF or their shareholders.

      If approval of the Reorganization is obtained, you will automatically receive Select Class Shares of the Surviving Fund.

      The Proposals have been carefully reviewed by the Board of Trustees of JPF, which has approved the Proposals.

      THE BOARD OF TRUSTEES OF JPF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

      Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800- .

      A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL _________ AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

      Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                      Sincerely,



                                                      Matthew Healey
                                                      Chairman


SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call ____________ in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes that it is in the best interest of the shareholders to operate in a multi-class rather than a master/feeder structure.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, Select Class Shares of the Surviving Fund. The Merging Fund will then be liquidated and the Select Class Shares of the Surviving Fund will be distributed pro rata to shareholders such as you. After the Reorganization, you will own Select Class Shares of the Surviving Fund rather than shares of the Merging Fund.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund has identical investment objectives and policies to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in the Master Portfolio. In connection with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest its assets directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

      As a result of the Reorganization, the contractual (or pre-waiver) and actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. If an increase does occur, Morgan Guaranty Trust Company of New York ("Morgan") has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

No. JPMIM will continue to manage the assets of the Surviving Fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive Select Class Shares of the Surviving Fund.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF JPMF?

Even if the Reorganization is approved, other mutual funds that are series of JPF will continue to exist and operate. All shareholders of any series of JPF as of the record date (April 6, 2001) are required to be given a vote on proposals regarding Trustees. Because as of the record date you are still a shareholder in JPF, you are entitled to vote on this proposal. Shareholders of JPMF are being asked to approve the same Trustees that are proposed for JPF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                    J.P. Morgan Global Strategic Income Fund
                          a series of J.P. Morgan Funds
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001



To the Shareholders of
J.P. Morgan Global Strategic Income Fund:

      NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of J.P. Morgan Global Strategic Income Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

      ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPF, on behalf of the Merging Fund, J.P. Morgan Institutional Funds ("JPMF"), on behalf of J.P. Morgan Institutional Global Strategic Income Fund (the "Surviving Fund") and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Select Class Shares of the Surviving Fund (the "Select Class Shares"), and (b) the distribution of such Select Class Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

      ITEM 2. To elect __ Trustees to serve as members of the Board of Trustees of JPF.

      ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

      YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

      Each proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

      Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPF. THIS IS IMPORTANT

TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.



                                                        Margaret W. Chambers
                                                        Secretary

      May 12, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 12, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                    J.P. MORGAN GLOBAL STRATEGIC INCOME FUND
                          A SERIES OF J.P. MORGAN FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700

                  BY AND IN EXCHANGE FOR SELECT CLASS SHARES OF

             J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700



      This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Global Strategic Income Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPF"), into J.P. Morgan Institutional Global Strategic Income Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"). If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has identical investment objectives and policies to those of the Merging Fund, in exchange for Select Class Shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPF and JPMF are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the J.P. Morgan Institutional Global Strategic Income Fund will be renamed "JPMorgan Global Strategic Income Fund."

      In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Select Class, and Institutional Class. If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Select Class Shares (the "Select Class Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. Merging Fund Shareholders will not pay a sales charge on Select Class Shares received in the Reorganization or Select Class Shares of the Surviving Fund or other JPMorgan Funds subsequently purchased or received as a result of an exchange.

      At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPF.

      The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPF, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund and J.P. Morgan Chase & Co., attached to this Combined Prospectus/Proxy Statement as Appendix A.

      The Board of Trustees for JPF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes JPMF's prospectus for Select Class Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

      This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about JPF and JPMF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports (including the Annual Report of The Global Strategic Income Portfolio) of the Merging Fund and the Surviving Fund are incorporated herein by reference, and the current Prospectus and Annual Report (including the Annual Report of The Global Strategic Income Portfolio) for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement dated May 12, 2001 containing additional information about JPF and JPMF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund (including the Annual Report of the Global Strategic Income Portfolio) may be obtained without charge by writing to JPMF at its address noted above or by calling 1-800-521-5411.

      This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 12, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JPF OR JPMF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                           PAGE

INTRODUCTION..................................................................1

PROPOSAL 1: REORGANIZATION PLAN...............................................1

SUMMARY.......................................................................2

COMPARATIVE FEE AND EXPENSE TABLES............................................5

RISK FACTORS..................................................................7

INFORMATION RELATING TO THE PROPOSED REORGANIZATION...........................8

PURCHASES, REDEMPTIONS AND EXCHANGES..........................................13

DISTRIBUTIONS AND TAXES.......................................................17

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING FUND'S
      ORGANIZATION STRUCTURE..................................................17

INFORMATION RELATING TO THE ADVISORY CONTRACTS
      AND OTHER SERVICES......................................................19

PROPOSAL 2: ELECTION OF TRUSTEES..............................................22

INFORMATION RELATING TO VOTING MATTERS........................................27

ADDITIONAL INFORMATION ABOUT JPF..............................................29

ADDITIONAL INFORMATION ABOUT JPMF.............................................29

FINANCIAL STATEMENTS AND EXPERTS..............................................29

OTHER BUSINESS................................................................30

LITIGATION....................................................................30

SHAREHOLDER INQUIRIES.........................................................30

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION.............................A-1

                                  INTRODUCTION

GENERAL

      This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 12, 2001.

                         PROPOSAL 1: REORGANIZATION PLAN

      At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among JPF, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds") and J.P. Morgan Chase & Co., pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Select Class Shares of the Surviving Fund. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Select Class Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Global Strategic Income Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus and Annual Report (including the Annual Report of The Global Strategic Income Portfolio) is enclosed with this Combined Prospectus/Proxy Statement.

THE JPF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" PROPOSAL
1.

VOTE REQUIRED

      Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPF Board will consider other appropriate courses of action.

                                     SUMMARY

      The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report (including the Annual Report of The Strategic Income Portfolio) in respect of each of the Surviving Fund and the Merging Fund, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

      Each of the Surviving Fund and the Merging Fund currently invests all of its investable assets in The Global Strategic Income Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Surviving Fund and the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM").

      If the Reorganization is approved by the shareholders of the Funds and certain other conditions are met, the Merging Fund will be reorganized into the Surviving Fund. In connection with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio.

      In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Select Class and Institutional Class Shares. Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for Select Class Shares.

      Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Select Class Shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales load in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

      The Surviving Fund has investment objectives, policies and restrictions identical to the Merging Fund. However, while the Merging Fund and the Surviving Fund currently invest all of their assets in the Master Portfolio (which in turn invests in portfolio securities), after the Reorganization the Surviving Fund will invest directly in portfolio securities. Following the Reorganization the Surviving Fund will have substantially similar purchase, redemption and dividend policies as the Merging Fund.

      Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds in an effort to with identical investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the JPF Board and the JPMF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

      The Reorganization is being proposed because each Fund's board believes that it is in the best interest of the shareholders to operate in a multi-class rather than a master/feeder structure.

FEDERAL INCOME TAX CONSEQUENCES

      Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Select Class Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of the shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISER

      The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Surviving Fund) is JPMIM. Following the Reorganization, JPMIM will serve as the Surviving Fund's investment adviser. JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC").

INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of both the Surviving Fund and the Merging Fund is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers. See "Risk Factors." Both Funds have identical investment policies, and the Surviving Fund's investment policies will not change due to the Reorganization, although, as mentioned above, the Surviving Fund will invest in portfolio securities rather than the Master Portfolio. For more information regarding the Surviving Fund's investment policies, see the Surviving Fund's Prospectus enclosed with this Combined Prospectus/Proxy Statement.

      The investment policies of the Surviving Fund are identical to those of the Merging Fund. The Surviving Fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations. At least 40% of the Surviving Fund's assets must be invested in securities that, at the time of purchase, are rated investment grade (BBB/Baa or better) or are the unrated equivalent. The balance of its assets must be invested in securities rated B or higher at the time of purchase (or the unrated equivalent), except that the Surviving Fund's emerging market component has no minimum quality rating and may invest without limit in securities that are in the lowest rating categories (or are the unrated equivalent).

      There is no restriction on the Maturity of the Merging Fund's portfolio or on any individual security in the portfolios.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

      The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of debt securities. In particular, the value of shares of the Surviving Fund will be influenced by the performance of the securities selected for its portfolio. Because of credit and foreign and emerging markets investment risks, the Fund's performance is likely to be more volatile than that of most fixed income funds. Foreign and emerging market investment risks include foreign government actions, political instability, currency fluctuations and lack of adequate and accurate information. To the extent that the Surviving Fund seeks higher returns by investing in non-investment grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The Surviving Fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

      The investment adviser for the Surviving Fund's and the Merging Fund's assets is JPMIM. JPMIM oversees the asset management of both Funds. As compensation for its services, JPMIM receives a management fee indirectly from both Funds at an annual rate of 0.45% of average daily net assets of the Master Portfolio. Following the Reorganization, JPMIM will manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.45% of average daily net assets.

OTHER SERVICES

      J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. Morgan Guaranty Trust Company of New York ("Morgan") currently serves as administrator and shareholder servicing agent and an affiliate of the Distributor currently serves as sub-administrator. It is anticipated that prior to the consummation of the Reorganization, Morgan will merge The Chase Manhattan Bank ("Chase") which will become the Surviving Fund's administrator and shareholder servicing agent. The Bank of New York ("BONY") currently serves as fund accountant and custodian, and DST Systems, Inc. ("DST"), currently serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, Chase will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

      In connection with the Reorganization, the administration fee paid to Morgan will increase to 0.15% of average daily net assets on the first $26 billion of complex wide non-money market assets and 0.075% on complex wide non-money market assets in excess of $26 billion.

ORGANIZATION

      Each of JPF and JPMF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPF and the Surviving Fund is organized as a series of JPMF.

PURCHASES, REDEMPTIONS AND EXCHANGES

      After the Reorganization, the procedures for making purchases, redemptions and exchanges of Select Class Shares of the Surviving Fund will be substantially similar to those with respect to shares of the Merging Fund, as described in this Combined Prospectus/Proxy Statement and the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

      The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements, (ii) estimated fees and expenses on a pro forma basis after giving effect to the Reorganization and (iii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization. Under the proposed Reorganization, holders of Shares in the Merging Fund will receive Select Class Shares in the Surviving Fund. Please note that the Surviving Fund currently has one class of shares. In connection with the Reorganization, this class will be re-named "Institutional Class" and the Select Class share class will be introduced.

      The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. In addition, Morgan has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least three years


                                                                       THE MERGING FUND        THE SURVIVING FUND
                                                                       -------------------  ---------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
    YOUR INVESTMENT) -Maximum Sales Charge
    (Load) when you buy shares, shown
    as % of the offering price..........................                    None                    None

    Maximum Deferred Sales Charge
    (Load) shown as lower of original purchase price or
    redemption proceeds.................................                    None                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS)

Management Fees.........................................                    0.45%                   0.45%
Distribution (12b-1) Fees...............................                    None                    None
Other Expenses..........................................                    2.05%                   0.35%
Total Annual Fund Operating Expenses....................                    2.50%                   0.80%
Fee Waivers and Expense Reimbursements (A)..............                    1.50%                   0.15%
Net Expenses............................................                    1.00%                   0.65%

      (A) Reflects an agreement dated 3/1/01 by Morgan, an affiliate of JPMC, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 1.00% of average daily net assets with respect to the Merging Fund and 0.65% of average daily net assets with respect to the Surviving Fund through 2/28/02. Morgan may terminate this agreement after 2/28/02.


                                                                                     THE SURVIVING FUND
                                                                                PRO FORMA WITH REORGANIZATION
                                                                  -----------------------------------------------------
                                                                                     SELECT CLASS SHARES
                                                                                  --------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
    YOUR INVESTMENT) -Maximum Sales Charge
    (Load) when you buy shares, shown
    as % of the offering price............................                    None

    Maximum Deferred Sales Charge (Load) shown as lower of
    original purchase price or redemption proceeds........                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
    DEDUCTED FROM FUND ASSETS)

Management Fees...........................................                    0.45%
Distribution (12b-1) Fees.................................                    None
Other Expenses............................................                    1.00%
Total Annual Fund Operating Expenses......................                    1.45%
Fee Waivers and Expense
    Reimbursements (B)....................................                    0.45%
Net Expenses..............................................                    1.00%

      (B) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 1.00% of average daily net assets with respect to Select Class Shares for three years after the Reorganization.

      EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

          -   you invest $10,000;

          -   you sell all of your shares at the end of each period;

          -   your investment has a 5% return each year; and

          - each Fund's operating expenses are waived for three years after the Reorganization and unwaived for the period thereafter and remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:


                                                                                1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                                                               --------   ---------    ---------    ---------
THE MERGING FUND............................................................     $102       $635        $1,195       $2,723

                                        6

                                                                                1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                                                               --------   ---------    ---------    ---------
THE SURVIVING FUND..........................................................      $66       $240          $429         $976

PRO FORMA THE SURVIVING FUND WITH REORGANIZATION
    Select Class Shares.....................................................     $102       $318          $656       $1,612



                                  RISK FACTORS

      The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions, and therefore risks, identical to those of the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

      All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. In addition, the Surviving Fund's share price, yield and total return will vary in response to changes in interest rates, currency exchange rates and global bond market movements. The value of most bonds will fall when interest rates rise, and the longer a bond's maturity and the lower its credit quality, the more its value typically falls. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

      To the extent that the Surviving Fund seeks higher returns by investing in non-investment-grade bonds (those rated BB/Ba or lower and often called "junk bonds"), it takes on additional risks. The Surviving Fund may invest up to 60% of its assets in securities rated B or BB/Ba, and the Fund's emerging market component has no minimum quality rating and may invest without limit in securities that are in the lowest rating categories. These bonds are more sensitive to economic news, their issuers have a less secure financial position and they have a higher risk of default, tend to be less liquid, and may be more difficult to value.

      The Surviving Fund's investments in foreign securities, including those of emerging market issuers, could result in losses because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. Currency and investment risks tend to be higher in emerging markets.

      The Surviving Fund's mortgage-backed investments involve risk of losses due to default or prepayments that occur earlier or later than expected. The Surviving Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

      The Surviving Fund may invest in asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages which could generate capital losses or periods of low yields if they are paid off substantially earlier or later than expected.

      Adverse market conditions may from time to time cause the Surviving Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Surviving Fund from achieving its investment objective.

      The Surviving Fund may use derivatives to help manage duration, yield curve and market exposure, and credit and spread volatility. Derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The counterparty to a derivatives contract could default. Certain types of derivatives involve costs to the Fund which can reduce returns. Derivatives that involve leverage could magnify losses.

      The Surviving Fund may invest in illiquid securities. The Surviving Fund could have difficulty valuing these holdings precisely. The Surviving Fund could be unable to sell these securities at the time or price desired.

      The Surviving Fund may buy when-issued and delayed delivery securities.

      The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would raise shareholders' income tax liability.

      The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks of the securities in which it is invested. While both the Surviving Fund and the Merging Fund may engage in securities lending, neither generally does so.

      An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

      INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

      The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the

Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

      In connection with the Reorganization, the Merging Fund will cease investing in the Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, JPMF will issue at the Effective Time of the Reorganization full and fractional Select Class Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

      Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Select Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Select Class Shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

      The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the identical investment policies of the Merging Fund and the Surviving Fund. Concurrently with the Reorganization, the Surviving Fund will cease investing in the Master Portfolio under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio.

      After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

      The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

      The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

      The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

      In 1993, the JPF Board and shareholders approved the restructuring of the Funds into their current "master-feeder" format, pursuant to which the Funds (the feeders) invested their assets in a common Portfolio - the "master" - and shares of each Fund were sold to different categories of investors with different distribution and shareholder services and fees. Among other reasons for the 1993 restructuring was the opportunity to obtain the economies of scale from an investment and expense perspective that might come from the investment and administration of a larger pool of assets than any one fund could expect to have on its own. An important factor in the Board's decision at the time was that non-U.S. investors' assets would be invested alongside those of U.S. investors within the master Portfolio on a basis that was not disadvantageous to the non-U.S. investors from a U.S. tax perspective. For various reasons, the non-U.S. feeders withdrew their assets from the master commencing in 1997, thereby eliminating one of the principal reasons for the master-feeder format. Nevertheless, the Funds continued in that format and, the Board believes, conducted their operations on a basis at least as favorable to the Funds as would have obtained if the format had been abandoned, as is now proposed.

      Following the announcement of the J.P. Morgan-Chase merger, JPMIM and Morgan and their counterparts within the Chase organization reviewed the compatibilities of their various mutual fund groups, including their respective organizational structures, service providers, distribution arrangements and methodologies, and fees and expenses. The proposed Reorganization of the Merging Fund into the Surviving Fund is a part of the more general integration of the J.P. Morgan funds complex with the Chase Vista funds complex to create a single mutual fund complex with substantially similar arrangements for the provision of advisory, administration, distribution, custody and fund accounting and transfer agency services.

      The JPF Board believes that the conversion by way of the proposed Reorganization of the current master-feeder format into the multi-class format discussed in this proxy statement and the adoption of the service arrangements by the Surviving Fund described herein (the "Service Arrangements") are in the best interests of the Surviving and Merging Funds and their respective shareholders and that the interests of shareholders will not be diluted as a result of the Reorganization.

      In considering the proposed Reorganization and Service Arrangements, the JPF Board also noted that there were important benefits expected to arise out of the integration of the J.P. Morgan and Chase Vista mutual funds complexes. Among these benefits, the Board considered (1) investor and shareholder confusion should be mitigated if not eliminated by the adoption by both the J.P. Morgan and the Chase Vista mutual funds of common organizational structures and common service providers, (2) Surviving Fund shareholders would be able to exchange into a larger number and greater variety of funds without paying sales charges,
(3) additional share classes offered by the Surviving Fund should have a positive effect on asset growth, which in turn over time could result in a lower total expense ratio as economies of scale were realized; (4) JPMIM advised the Board that it believes that the outsourcing of many functions to the subadministrator will (a) upgrade the quality of services currently being provided to the Funds, and (b) enhance Morgan's ability effectively to monitor and oversee the quality of all Fund service providers, including the investment adviser, distributor, custodian and transfer agent; (5) Morgan's undertaking for three years to waive fees or reimburse the Surviving Fund's expenses in order that the total expense ratios of the Select and Institutional Classes do not exceed those of the Merging Fund and the Surviving Fund, respectively; (6) the fact that all costs and expenses of the Reorganization and implementation of the Service Arrangements would be borne by JPMC and (7) the fact that the Reorganization would constitute a tax-free reorganization.

      In addition, the Board took into account that, notwithstanding the increase in the contract fee rate of Morgan, J.P. Morgan agreed to increase from one to three years noted above its undertaking to cap the total expense ratio on the Select and Institutional Classes and to institute a breakpoint in the Administration fee from .15% of the average daily net assets in the aggregate of all funds in the fully integrated funds group to .075% of such assets over $25 billion (the aggregate of such assets being $19 billion as of March 31, 2001). Moreover, JPMIM agreed that, notwithstanding its proposed increase to $1 million of the minimum investment in the Select Class, all current shareholders of the Merging Fund (for which the current minimum is $2,500) will be entitled to make additional investments in the Select Class of the Surviving Fund or of any other fund in the integrated fund complex or to exchange shares of the Select Class of the Surviving Fund for Select Shares of any other such fund. The Board also noted that J.P. Morgan did not propose and advised that it does not expect to propose the imposition of any distribution (12b-1) fees or shareholder servicing fees on the Select or Institutional Class that are not already in place. Finally the Board was advised that the custody and fund accounting fees to be charged by Chase Global Investors Services will be lower than those currently charged by The Bank of New York. It should be recognized that, at current asset levels and in consequence of the expense cap, the lower custody and fund accounting fees will not have an immediate effect on the Surviving Fund's total expense ratio but should have some positive effect in the future.

      Based upon their evaluation of the relevant information provided to them, the changes effected in the Service Arrangements in the negotiations between the Trustees and J.P. Morgan, and in light of their fiduciary duties under federal and state law, the Trustees, including a majority who are not interested persons of the Funds or JPMC as defined in the 1940 Act, determined that the proposed Reorganization is in the best interests of both the Merging and Surviving Fund, that the interests of the shareholders of each of the Merging Fund and the Surviving Fund would not be diluted as a result of the Reorganization, and that the Service Arrangements are in the best interests of the Surviving Fund.

      THE JPF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

      The JPF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

FEDERAL INCOME TAX CONSEQUENCES

      Consummation of the Reorganization is subject to the condition that JPF receives an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Select Class Shares and the liquidating distributions to shareholders of the Select Class Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Select Class Shares solely in exchange for their Merging Fund Shares; (v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Select Class Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

      JPF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

      Because the Merging Fund will be combined with the Surviving Fund in the Reorganization, the total capitalization of the Surviving Fund after the Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of October 31, 2000: (i) the capitalization of the Merging Fund and the Surviving Fund; (ii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization; (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the proposed Reorganization. There is, of course, no assurance that the Reorganization. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization, this class will be renamed Institutional Class and the Select Class share class will be introduced.


                                                               PRO FORMA WITH REORGANIZATION
                                                     (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                             --------------------------------------------------------------
                                                BENEFICIAL                                    NET ASSET
                                                 INTEREST         SHARES                      VALUE PER
                                                OUTSTANDING     OUTSTANDING    NET ASSETS       SHARE
                                             ----------------  -------------  ------------   --------------
    J.P. MORGAN FUNDS
The Merging Fund....................                785              -              7,331         9.34
The Surviving Fund..................             17,589              -            163,454         9.29

PRO FORMA COMBINED
Select..............................                  -            789              7,331         9.29
Institutional.......................                            17,589            163,454         9.29


                      PURCHASES, REDEMPTIONS AND EXCHANGES

      Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares of the Surviving Fund will be substantially similar to those of the Merging Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization this class will be renamed "Institutional Class" and the "Select Class" share class will be introduced. The following discussion reflects the new class structure. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

BUYING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

      The price shareholders pay for their shares is the net asset value per share (NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

      The NAV of each class of the Surviving Fund's shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

      The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after the close of regular trading on the New York Stock Exchange, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.

      If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

      The Surviving Fund has the right to reject any purchase order for any reason.

      Select Class Shares of the Surviving Fund generally may be purchased only through financial service firms, such as broker-dealers and banks that have an agreement with the Fund or the Fund's distributor.

      The investment minimum for Select Class Shares is $1,000,000. However, shareholders who receive Select Class Shares as a result of the Reorganization may purchase new Select Class Shares in the Surviving Fund or in other JPMorgan Funds without regard to such investment minimum. For Select Class Shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the day the shareholder buys.

      Shareholders seeking to buy Select Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

      A systematic investment plan is available for Select Class Shares.

SELLING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

      Select Class Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Fund will receive the next NAV calculated after the Center accepts his or her sale order less any applicable deferred sales charge.

      Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

      Generally, proceeds are sent by check, electronic transfer or wire for Select Class Shares. However, if a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent by electronic transfer or wire only to the bank account on the Surviving Fund's records.

      For Select Class Shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

      A shareholder who purchased through an investment representative, or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

      Shareholders may also sell their shares by contacting the Center directly. Select Class shareholders may call ___________.

      A systematic withdrawal plan is available for Select Class Shares.

EXCHANGING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

      Select Class Shares of the Surviving Fund may be exchanged for shares of the same class in certain other JPMorgan Funds.

      For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange.

      The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

      For Select Class Shares, the Surviving Fund may close an account if the balance falls below $___________. The Surviving Fund may also close the account if an investor is in the Systematic Investment Plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

      Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

      It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Fund may modify or cancel the sale of shares by phone without notice.

      JPMF, on behalf of the Surviving Fund has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares held by investors serviced by the shareholder servicing agent. The Merging Fund likewise has similar arrangements with respect to its Shares.

      JPMIM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

      The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Select Class Shares may receive a different amount for each class.

                             DISTRIBUTIONS AND TAXES

      The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

      The Surviving Fund typically distributes any net investment income at least monthly. Net capital gain, if any, is distributed annually. You have three options for your Surviving Fund distributions. You may:

          -   reinvest all of them in additional Surviving Fund shares;

          - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

          - take all distributions in cash or as a deposit in a pre-assigned bank account.

      If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

      Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

      If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

      Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

      The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

      There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

      The Merging Fund is organized as a series of JPF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPF's operations are governed by JPF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

      The Surviving Fund is organized as a series of JPMF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

      Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPF's Trustees and the business of the Surviving Fund is managed by JPMF's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

      Information concerning the current Trustees and officers of JPF and JPMF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

      Each of JPF and JPMF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either JPF or JPMF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of JPF or JPMF that are not attributable to a specific portfolio or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each portfolio will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither JPF nor JPMF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either JPF or JPMF.

SHAREHOLDER VOTING RIGHTS

      A vacancy in the Board of either JPF or JPMF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

      Under Massachusetts law, shareholders of either JPF or JPMF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of JPF and JPMF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of JPF and JPMF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

      Under the Declaration of Trust of each of JPF and JPMF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of JPF and JPMF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

      The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of JPF and JPMF are available without charge upon written request to that trust.

        INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

      As noted above, the assets of the Surviving Fund currently invested in the Master Portfolio are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and the

Master Portfolio, and JPMIM is responsible for the day-to-day management of the Surviving Fund's assets. Following the Reorganization, the Surviving Fund's assets will be managed directly by JPMIM pursuant to an Advisory Agreement substantially similar to the agreement between the Master Portfolio and JPMIM.

DESCRIPTION OF JPMIM

      JPMIM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment adviser, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of _______ __, 2001, JPMIM and certain of its affiliates provided investment management services with respect to assets of approximately $___ billion.

      Under the Advisory Agreement, JPMIM will be responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement will include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services to be provided to the Surviving Fund by JPMIM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

      EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.45%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pay 0.45% of average net assets to JPMIM for its advisory services. JPMIM may waive fees from time to time.

      Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

      LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

      DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMF Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMF.

PORTFOLIO MANAGER

      The portfolio management team for the Surviving Fund is led by Mark E. Smith, managing director, who joined JPMIM in 1994 and has been on the team since the Fund's inception, and Robert J. Morena, vice president, who joined JPMIM in 2000. Prior to joining JPMIM, Mr. Morena served as a managing director at Forest Investment Management where he managed fixed income portfolios. Prior to that, he served as the Department Head of The Bank of New York's Institutional Fixed Income Division.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's objective in relation to expected movements in the general level of interest rates. The Surviving Fund may engage in short-term trading consistent with its objectives.

      In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission's staff.

      Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Trustees.

      It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

OTHER SERVICES

      The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor and sub-administrator for both the Merging Fund and the Surviving Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

      Morgan serves as administrator and shareholder servicing agent, BONY serves as fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent for the Surviving Fund. The services provided by Morgan and BONY include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, BONY is responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, Chase will become the Surviving Fund's fund accountant and custodian.

      In connection with the Reorganization, the administration fee paid to Morgan will increase to 0.15% of average daily net assets on the first $26 billion of complex wide non-money market assets and 0.075% on complex wide non-money market assets in excess of $26 billion.

                                   PROPOSAL 2:
                              ELECTION OF TRUSTEES

      It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPF will continue to exist and operate. All shareholders of any series of JPF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPF, you are entitled to vote on this proposal. Shareholders of JPMF are being asked to approve the same Trustees as are being proposed for JPF.

      In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of JPF and certain current Trustees of JPMF (including certain members of their respective Advisory Boards). Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

      Shareholders of JPMF are concurrently considering the election of the same individuals to the Board of Trustees of JPMF. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of JPMF and JPF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

      The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE JPF BOARD HAS UNANIMOUSLY RECOMMENDED THAT
SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

      The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of JPF.


      The following are the nominees:

      ----------------------------.

      The Board of Trustees of JPF met 4 times during the fiscal year ended October 31, 2000, and each of the Trustees attended at least 75% of the meetings.

      The Board of Trustees of JPF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer,
Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met 4 times during the fiscal year ended October 31, 2000.

*  Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

      Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of JPMIM is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by JPMIM. Each Trustee receives an annual Fee of $75,000, which is allocated among all investment companies for which the Trustees serves.

      Set forth below is information regarding compensation paid or accrued during the calendar year ended December 31, 2000 for each Trustee of JPF:


                                                             Aggregate Trustee          Total Trustee Compensation
                                                         Compensation Paid by the        Accrued by Fund Complex
                                                             Trust During 2000                 During 2000
                                                        -----------------------------  ---------------------------
Matthew Healey, Trustee, Chairman and Chief
Executive Officer                                               $11,238                        $75,000

Frederick S. Addy, Trustee                                      $11,238                        $75,000

William G. Burns, Trustee                                       $11,238                        $75,000

Arthur C. Eschenlauer, Trustee                                  $11,238                        $75,000

Michael P. Mallardi, Trustee                                    $11,238                        $75,000

---------------------

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

(2) No investment company within the Fund Complex has a pension or retirement plan.

(3) During 2000, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

      The Trustees decide upon general policies and are responsible for overseeing JPF's business affairs. Each of JPF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPF has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. It is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization.

      The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund, the Surviving Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

MERGING FUND -- For the period November 4,1997 (commencement of operations) through October 31, 1998: $183. For the fiscal year ended October 31, 1999 and 2000: $149, and $82, respectively.

SURVIVING FUND -- For the period November 4,1997 (commencement of operations) through October 31, 1998: $2,473. For the fiscal year ended October 31, 1999 and 2000: $2,579, and $1,752, respectively.

MASTER PORTFOLIO -- For the fiscal years ended October 31, 1998, 1999 and 2000:
$57,247, $61,940 and $41,043, respectively.


ADVISORY BOARD

      The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The advisory board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of JPF; but has no power to vote upon any matter put to a vote of the Trustees. The advisory board and the members thereof also serve each of the other trusts in the Fund Complex. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of JPF, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Fund Complex and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

      Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

      John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

            Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

            James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

PRINCIPAL EXECUTIVE OFFICERS:

      The principal executive officers of JPF are as follows:


NAME AND POSITION          AGE     PRINCIPAL OCCUPATION AND OTHER INFORMATION
-----------------------  -------   ---------------------------------------------
Matthew Healey             63      Chief Executive Officer; Chairman, Pierpont Group,
                                   since prior to 1993.  His address is Pine Tree
                                   Country Club Estates, 10286 Saint Andrews Road,
                                   Boynton Beach, Florida  33436.

Margaret W. Chambers       41      Executive Vice President and General Counsel of
                                   the Distributor since April, 1998.  From August 1996
                                   to March 1998, Ms. Chambers was Vice President and
                                   Assistant General Counsel for Loomis, Sayles &
                                   Company, L.P.  From January 1986 to July 1996, she
                                   was an associate with the law firm of Ropes & Gray.

George A. Rio              46      President and Treasurer. Executive Vice President and
                                   Client Service Director of the Distributor since April
                                   1998. From June 1995 to March 1998, Mr. Rio was Senior
                                   Vice President and Senior Key Account Manager for
                                   Putnam Mutual Funds.


ACCOUNTANTS

            PricewaterhouseCoopers LLP serves as the Merging Fund's, the Surviving Fund's, and the Master Portfolio's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when JPF or JPMF engages it to do so.

      AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $47,500.

      FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $0.

      ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,400.

      The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

      This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

      Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

      The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

      All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

      A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

      JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of JPF by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

      In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

      On the record date, the Trustees and officers of JPF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization based upon their holdings at _______, 2001 are as follows:

                                    Percentage of       Percentage of
                        Amount of    Merging Fund       Surviving Fund
                         Shares        Owned on         Owned Upon
    Name and Address     Owned       Record Date       Consummation
---------------------- -----------  --------------   -----------------


      On the record date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and share ownership of the persons who owned beneficially more than 5% of shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such person upon consummation of the Reorganization based upon their holdings at _________, 2001 were as follows:

                                    Percentage of       Percentage of
                        Amount of    Merging Fund       Surviving Fund
                         Shares        Owned on         Owned Upon
    Name and Address     Owned       Record Date       Consummation
---------------------- -----------  --------------   -----------------


                        ADDITIONAL INFORMATION ABOUT JPF

      Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-521-5411. JPF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        ADDITIONAL INFORMATION ABOUT JPMF

      Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in JPMF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

      The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal year ended October 31, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended October 31, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, of the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

      The JPF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

      Neither JPF nor JPMF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to JPF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-521-5411.

                                      * * *

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among J.P. Morgan Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Global Strategic Income Fund (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of J.P. Morgan Institutional Global Strategic Income Fund (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

      WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

      WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

      1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

      (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Select Class share class in exchange for Shares of the Transferor Portfolio, with the amounts of shares to be determined by the parties.

Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Chase Manhattan Bank (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

      (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on August 11, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

      (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Select Class Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Select Class Shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

      2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

      The Acquiring Trust represents and warrants as follows:

      (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

      (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

      (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of October 31, 2000 there were outstanding 17,589 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

      (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and The Global Strategic Income Portfolio for the fiscal year ended October 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio and The Global Strategic Income Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

      (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

      (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

      (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

      (i) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

      (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

      (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

      (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

      (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

      3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

      The Transferor Trust represents and warrants as follows:

      (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

      (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

      (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of October 31, 2000 there were outstanding 785 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

      (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The Global Strategic Income Portfolio for the fiscal year ended October 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

      (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or

By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

      (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

      (h) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

      (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

      (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

      (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

      (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

      4. COVENANTS OF THE ACQUIRING TRUST

      The Acquiring Trust covenants to the following:

      (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

      (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

      5. COVENANTS OF THE TRANSFEROR TRUST

      The Transferor Trust covenants to the following:

      (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

      (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the

Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

      (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this
Section 5(c).

      (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

      (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

      (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

      6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

      The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

      (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

      (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since October 31, 2000.

      (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

      (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

      7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

      The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

      (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

      (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since October 31, 2000.

      (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

      (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

      (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

      (f) TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

      8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

      (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Board of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

      (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

      (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

      (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

      (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

      9. EXPENSES

      The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those as set forth in the Registration Statement Portfolio for a period of three years after the Exchange Date.

      10. NOTICES

      Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

      if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

      60 State Street
      Suite 1300
      Boston, Massachusetts 02109

      with a copy to:

      Sullivan & Cromwell
      125 Broad Street
      New York, New York  10004
      Attention:  John E. Baumgardner, Jr., Esq.

      if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

      60 State Street
      Suite 1300
      Boston, Massachusetts 02109

      with a copy to:

      Sullivan & Cromwell
      125 Broad Street
      New York, New York  10004
      Attention:  John E. Baumgardner, Jr., Esq.

      11. RELIANCE

      All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

      12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

      (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

      (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

      (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

      (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

      (e) The name "J.P. Morgan Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

      (f) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

      IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.


      J.P. MORGAN INSTITUTIONAL FUNDS

      on behalf of J.P. Morgan Institutional Global Strategic Income Fund


      By:
         ---------------------
         Name:
         Title:



      J.P. MORGAN FUNDS

      on behalf of J.P. Morgan Global Strategic Income Fund


      By:
         ---------------------
         Name:
         Title:



      Agreed and acknowledged with respect to Section 9:


      J.P. MORGAN CHASE & CO.


      By:
         ---------------------
         Name:
         Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                    J.P. MORGAN GLOBAL STRATEGIC INCOME FUND
                         A SERIES OF J.P. MORGAN FUNDS)

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of J.P. Morgan Global Strategic Income Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling J.P. Morgan Global Strategic Income Fund at 1-800-521-5411.

      Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

      Further information about the Surviving Fund and the Merging Fund is contained in each of JPMF's and JPF's Statements of Additional Information, which are incorporated herein by reference.

      The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION


      The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

      With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among JPF, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by JPMF in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

      Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of Shares in the Merging Fund will receive Select Class Shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

      At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPF.

      A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

      The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund contained in their respective Annual Reports dated October 31, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated October 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Surviving Fund's, the Master Portfolio's and the Merging Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio for the fiscal year ended October 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


OCTOBER 31, 2000

PRINCIPAL AMOUNT #                                                  VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.4%

FINANCIAL SERVICES - 2.4%
$    549,406   DLJMAC, Series 1997 A1, 8.11%, 7/25/27            $       514,725
   2,500,000   Green Tree Financial Corporation, Series
                 1999-2, Class B1, 8.41%, 12/1/30                      2,289,050
   2,000,000   Green Tree Financial Corporation, Series
                 1999-3, Class B1, 8.37%, 2/1/31                       1,815,000
     109,196   Home MAC Mortgage Securities Corp.,
                 Series 1985-1, 11.38%, 8/1/15                           107,422
                                                                 ---------------

TOTAL ASSET-BACKED SECURITIES
   (Cost $5,168,086)                                                   4,726,197
                                                                 ---------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%


FINANCIAL SERVICES - 7.8%
   1,544,257   Banc of America Commercial Mortgage Inc.,
                 Series 2000-1, Class A1A SEQ, 7.11%,
                 11/15/08                                              1,547,636
     500,000   COMM, Series 2000 FL1A, Class H, Floater,
                 7.90%, 11/16/00, resets monthly off the
                 1-month LIBOR plus 1.28%                                490,000
     400,000   COMM, Series 2000 FL2A, Class G-NW
                 Floater, 7.82%, 11/15/00, resets monthly off
                 the 1-month LIBOR plus 1.20%                            400,000
  11,250,879   CS First Boston Mortgage Securities Corp.,
                 Series 1997-2, Class X, I0,144A, CSTR, NTL
                 1.01%, 6/25/20(v)                                       299,870
   1,200,000   CS First Boston Mortgage Securities Corp.,
                 Series 1999 C1, Class A2 SEQ, 7.29%,
                 9/15/09                                               1,214,324
   1,331,239   First Union Commercial Mortgage Trust, Series
                 1999 C1, Class A1 SEQ, 5.73%, 1/15/08                 1,277,625
   3,529,056   FNMA, Series 1994-53, Class G, PO,
                 11/25/23(s)                                           2,203,454
   1,200,000   Heller Financial Commercial Mortgage Asset,
                 Series 1999 PH1, Class A2 SEQ, 6.85%,
                 5/15/31                                               1,179,187
   1,000,000   Morgan Stanley Capital I, Series 1997 XL1,
                 Class G, 144A, 7.70%, 10/3/30(s)                        854,531
   1,500,000   Morgan Stanley Capital I, Series 1998 XL1,
                 Class A3 SEQ, 6.48%, 6/3/30(s)                        1,451,016
   1,195,588   Morgan Stanley Capital I, Series 1999 WF1,
                 Class A1 SEQ, 5.91%, 4/15/08(s)                       1,148,978
     300,000   Morgan Stanley Capital I, Series 2000 HG,
                 Class E, 144A, CSTR, 8.20%, 12/3/05                     301,922
   1,440,000   Nomura Asset Securities Corporation, Series
                 1998 D6, Class A1B SEQ, 6.59%, 3/17/28                1,394,100
     300,000   PNC Mortgage Acceptance Corp., Series 2000
                 C2, Class A2 SEQ, 7.30%, 9/12/10                        301,172
   1,500,000   Salomon Brothers Mortgage Securities VII,
                 Series 2000 C1, Class A2 SEQ, 7.52%,
                 12/18/09                                              1,479,375
                                                                 ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $15,748,253)                                                 15,543,190
                                                                 ---------------

CORPORATE BONDS - 15.3%

AIRLINES - 0.4%
$    700,000   Northwest Airlines Corp., Series 2000-1,
                 Class G, 8.07%, 10/1/19(s)                      $       710,703
                                                                 ---------------


APPAREL & TEXTILES - 0.1%
     170,000   Polymer Group Inc., Series B, 9.00%, 7/1/07               122,400
                                                                 ---------------

BANKS - 0.4%
     750,000   First Union Corp., 8.13%, 6/24/02(s)                      760,433
                                                                 ---------------

CHEMICALS - 0.4%
     300,000   Huntsman ICI Chemicals LLC, 10.13%, 7/1/09                288,000
     500,000   Scotts Co., 144A, 8.63%, 1/15/09                          477,500
                                                                 ---------------
                                                                         765,500
                                                                 ---------------

DEFENSE/AEROSPACE - 0.3%
     500,000   Northrop-Grumman Corp., 9.38%, 10/15/24(s)                512,480
                                                                 ---------------

ELECTRICAL EQUIPMENT - 0.2%
     450,000   Flextronics International Ltd., 144A, 9.88%,
                 7/1/10                                                  454,500
                                                                 ---------------

ELECTRICAL UTILITY - 0.9%
     300,000   Calpine Corp., 7.88%, 4/1/08                              288,000
     400,000   Cogentrix Energy Inc., 8.75%, 10/15/08                    401,000
     500,000   Dominion Resources Inc., Series 2010 A,
                 8.13%, 6/15/10(s)                                       515,530
     739,791   Kincaid Generation LLC, 144A, 7.33%,
                 6/15/20(s)                                              656,557
                                                                 ---------------
                                                                       1,861,087
                                                                 ---------------

ENTERTAINMENT - 0.2%
     700,000   Six Flags Inc., 12.58%, 4/1/08(v)(y)                      472,500
                                                                 ---------------

FINANCIAL SERVICES - 1.0%
     750,000   Destination Film Funding Corp, 144A, 6.25%,
                 10/15/03(s)                                             699,375
     325,000   ERAC USA Finance Company, 144A, MTN,
                 9.13%, 12/15/04(s)                                      345,553
     750,000   Ford Motor Credit Co., 7.88%, 6/15/10(s)                  752,077
     229,364   Oil Purchase Company, 144A, 7.10%, 4/30/02(s)             219,043
                                                                 ---------------
                                                                       2,016,048
                                                                 ---------------

FOOD & BEVERAGE - 0.3%
     350,000   Smithfield Foods Inc., 7.63%, 2/15/08                     317,625
     275,000   Sun World International, Series B, 11.25%,
                 4/15/04                                                 254,375
                                                                 ---------------
                                                                         572,000
                                                                 ---------------

FOREST PRODUCTS & PAPER - 0.6%
     450,000   International Paper Co., 144A, 8.13%, 7/8/05(s)           463,127
     500,000   Riverwood International Corp., 10.63%, 8/1/07             490,000
     250,000   Stone Container Corp., 12.25%, 4/1/02(v)                  250,000
                                                                 ---------------
                                                                       1,203,127
                                                                 ---------------

INDUSTRIAL PARTS - 0.1%
     140,000   US Can Corp., 144A, 12.38%, 10/1/10                       137,200
                                                                 ---------------


The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)

OCTOBER 31, 2000

PRINCIPAL AMOUNT #                                                  VALUE
--------------------------------------------------------------------------------

INDUSTRIAL SERVICES - 0.1%
$    140,000   Allied Waste Industries, Inc., Series B,
                 10.00%, 8/1/09                                  $       118,300
                                                                 ---------------

INTERNET - 0.3%
     300,000   Exodus Communications Inc., 144A, 11.63%,
                 7/15/10                                                 280,500
     250,000   PSINet Inc., 10.50%, 12/1/06                              121,250
     250,000   PSINet Inc., Series B, 10.00%, 2/15/05                    121,250
                                                                 ---------------
                                                                         523,000
                                                                 ---------------

LEISURE - 0.2%
     195,000   MGM Mirage, 9.75%, 6/1/07                                 202,069
     285,000   Park Place Entertainment Corp., 8.88%,
                 9/15/08                                                 280,012
                                                                 ---------------
                                                                         482,081
                                                                 ---------------

LIFE & HEALTH INSURANCE - 0.3%
     695,000   Prudential Insurance Company of America,
                 144A, 6.38%, 7/23/06(s)                                 656,872
                                                                 ---------------

MEDIA - 2.9%
     700,000   Ackerley Group Inc., 9.00%, 144A, 1/15/09                 654,500
     500,000   Adelphia Communications, 8.13%, 7/15/03                   455,000
     400,000   Chancellor Broadcasting Co., Series B, 8.75%,
                 6/15/07                                                 410,000
     400,000   Charter Communications Holdings LLC,
                 14.07%, 4/1/11(v)(y)                                    230,000
     250,000   Charter Communications Holdings LLC/
                 Charter Communications Holdings Capital
                 Corp., 10.00%, 4/1/09                                   244,375
     250,000   Classic Cable Inc., 10.50%, 3/1/10                        205,000
     500,000   Clear Channel Communications, 7.88%,
                 6/15/05(s)                                              503,920
     500,000   CSC Holdings Inc., 10.50%, 5/15/16                        530,000
     500,000   Echostar DBS Corp., 9.38%, 2/1/09                         491,875
     600,000   Emmis Communications Corp., 8.13%, 3/15/09                562,500
     300,000   Fox Family Worldwide Inc., 9.25%, 11/1/07                 284,250
     500,000   Fox Sports Networks LLC, 8.88%, 8/15/07                   502,500
     450,000   Lamar Media Corp., 8.63%, 9/15/07                         438,750
                                                                 ---------------
                                                                       5,512,670
                                                                 ---------------

MEDICAL PROVIDERS & SERVICES - 0.3%
     140,000   Healthsouth Corp., 144A, 10.75%, 10/1/08                  141,400
     700,000   Mariner Post-Acute Network, Inc., Series B,
                 9.50%, 4/1/06(d)+                                        3,500
     500,000   Triad Hospitals Holdings Inc., 144A, 11.00%,
                 5/15/09                                                 520,000
                                                                 ---------------
                                                                         664,900
                                                                 ---------------

MINING & METALS - 0.2%
     400,000   P&L Coal Holdings Corp., Series B, 9.63%,
                 5/15/08                                                 388,500
                                                                 ---------------

OIL REFINING - 0.4%
     500,000   Lasmo (USA), Inc., 7.50%, 6/30/06                         498,245
     300,000   Pogo Producing Co., Series B, 10.38%,
                 2/15/09                                                 312,000
                                                                 ---------------
                                                                         810,245
                                                                 ---------------
OIL SERVICES - 1.1%
$    300,000   Eott Energy Partners LP/Eott Energy Finance
                 Corp., 11.00%, 10/1/09                          $       318,750
     300,000   Newpark Resources, Series B, 8.63%, 12/15/07              277,500
     300,000   Ocean Energy, Inc., Series B, 8.88%, 7/15/07              303,750
     500,000   Phillips Petroleum Co., 8.75%, 5/25/10                    545,320
     750,000   Williams Cos. Inc., 6.20%, 8/1/02                         738,090
                                                                 ---------------
                                                                       2,183,410
                                                                 ---------------

PUBLISHING - 0.2%
     400,000   American Media Operation Inc., 10.25%,
                 5/1/09                                                  393,000
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST - 0.1%
     100,000   Felcor Lodging LP, 144A, 9.50%, 9/15/08                    98,811
     180,000   Host Marriott LP, 144A, 9.25%, 10/1/07                    178,650
                                                                 ---------------
                                                                         277,461
                                                                 ---------------

TELEPHONE - 2.7%
     500,000   Alaska Communications Systems Holdings
                 Inc., 9.38%, 5/15/09                                    430,000
     160,000   Allegiance Telecom, Inc., 12.88%, 5/15/08                 160,800
     300,000   Focal Communications Corp., 11.88%,
                 1/15/10                                                 219,000
     275,000   Global Crossing Holding Ltd., 9.13%,
                 11/15/06                                                262,625
     140,000   Intermedia Communications, Series B, 9.50%,
                 3/1/09                                                  136,500
     300,000   ITC Deltacom Inc., 8.88%, 3/1/08                          231,000
     200,000   ITC Deltacom Inc., 9.75%, 11/15/08                        161,500
     500,000   Level 3 Communications Inc., 9.13%, 5/1/08                405,000
     155,000   McLeodUSA Inc., 9.50%, 11/1/08                            144,150
     100,000   McLeodUSA Inc., 8.13%, 2/15/09                             86,500
     500,000   Metromedia Fiber Network Inc., Series B,
                 10.00%, 11/15/08                                        445,000
     300,000   XO Communications, 10.75%, 11/15/08                       262,500
     500,000   NTL Communications Corp., 11.50%, 10/1/08                 460,000
   1,000,000   Qwest Capital Funding Inc., 7.90%, 8/15/10(s)           1,014,410
     350,000   RCN Corp., 10.00%, 10/15/07                               252,000
     600,000   Sprint Capital Corp., 6.38%, 5/1/09(s)                    536,940
     250,000   Time Warner Telecom Inc., 9.75%, 7/15/08                  221,250
                                                                 ---------------
                                                                       5,429,175
                                                                 ---------------

THRIFTS - 0.2%
     400,000   Sovereign Bancorp Inc., 10.50%, 11/15/06                  406,000
                                                                 ---------------


TRUCKING & SHIPPING & AIR FREIGHT - 0.3%
     250,000   Atlantic Express, 10.75%, 2/1/04                          215,000
     400,000   Teekay Shipping Corp., 8.32%, 2/1/08                      382,000
                                                                 ---------------
                                                                         597,000
                                                                 ---------------

WIRELESS TELECOMMUNICATIONS - 1.1%
     650,000   Crown Castle International Corp., 11.45%,
                 5/15/11(v)(y)                                           416,000
     400,000   FLAG Telecom Holdings Ltd., 8.25%, 1/30/08                336,000
     500,000   Nextel Communications, Inc., 9.38%, 11/15/09              485,000
     200,000   Nextel Partners Inc., 11.00%, 3/15/10                     199,000
     250,000   TeleCorp PCS Inc., 10.63%, 7/15/10                        247,500
     200,000   Tritel PCS Inc., 12.88%, 5/15/09(v)(y)                    128,000

The Accompanying Notes are an Integral Part of the Financial Statements.

        THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)
OCTOBER 31, 2000

PRINCIPAL AMOUNT #                                                    VALUE
--------------------------------------------------------------------------------
$       400,000  Voicestream Wireless Corp./Voicestream
                  Wireless Holding Corp., 10.38%, 11/15/09         $     427,000
                                                                   -------------
                                                                       2,238,500
                                                                   -------------
TOTAL CORPORATE BONDS                                                 30,269,092
   (Cost $32,630,990)                                              -------------

 FOREIGN CORPORATE BONDS - 5.2%

BANKS - 1.1%
        950,000  Barclays Bank Plc, 144A, 8.55%, 9/29/49(s)              956,365
        170,000  Cho Hung Bank Co., Ltd., 144A, 11.50%,
                  4/1/10                                                 162,350
        300,000  National Australia Bank, 6.60%, 12/10/07(s)             285,135
      1,000,000  National Australia Bank, 8.60%, 5/19/10(s)            1,062,699
                                                                   -------------
                                                                       2,466,549
                                                                   -------------

CHEMICALS - 0.3%
        300,000  Avecia Group Plc, 11.00%, 7/1/09                        289,500
        250,000  Reliance Industries Ltd., 144A, 10.38%,
                  6/24/16                                                236,550
                                                                   -------------
                                                                         526,050
                                                                   -------------

CONSTRUCTION & REAL PROPERTY - 0.1%
        100,000  Cemex Central S.A. de C.V., 144A, 8.63%,
                  7/18/03                                                 99,750
                                                                   -------------

ELECTRICAL UTILITY - 0.1%
         50,000  CE Casecnan Water & Energy, Series B,
                  11.95%, 11/15/10                                        44,000
        225,000  Financiera Energetica Nacional, 144A, 9.38%,
                  6/15/06                                                177,750
                                                                   -------------
                                                                         221,750
                                                                   -------------

FINANCIAL SERVICES - 0.1%
        150,000  HSBC Capital Funding LP, 144A, 10.18%, 6/30/30,
                  resets quarterly after 6/30/30 off the 3-month
                  LIBOR plus 4.98% with no caps(s)(v)                    164,153
                                                                   -------------

GAS & WATER UTILITIES - 0.4%
        750,000  United Utilities Plc, 6.25%, 8/15/05(s)                 704,865
                                                                   -------------

INFORMATION SERVICES - 0.4%
        750,000  Marconi Corporation Plc, 8.38%, 9/15/30(s)              715,223
                                                                   -------------

MEDIA - 0.7%
        150,000  Callahan Nordrhein-Westfalen GmbH, 144A,
                  14.00%, 7/15/10                                        144,750
        275,000  eKabel Hessen GmbH, 144A, 14.50%, 9/1/10                258,500
        500,000  Rogers Cablesystems Ltd., 10.00%, 12/1/07               520,000
        250,000  Telewest Communications Plc, 144A, 9.88%,
                  2/1/10                                                 197,500
        100,000  TV Azteca S.A. de C.V., 10.50%, 2/15/07                  92,000
        400,000  United Pan-Europe Communications, Series B,
                  10.88%, 11/1/07                                        320,000
                                                                   -------------
                                                                       1,532,750
                                                                   -------------

OIL REFINING - 0.1%
        160,000  Triton Energy Ltd., 144A, 8.88%, 10/1/07                160,000
                                                                   -------------

OIL SERVICES(z)
$     100,000  RAS Laffan Liquify Natural Gas, 144A, 8.29%,
                 3/15/14                                           $      91,750
                                                                   -------------

RAILROADS - 0.1%
        140,000  TFM S.A. de C.V., 4.01%, 6/15/09(v)(y)                   99,400
                                                                   -------------

TELECOMMUNICATIONS - 0.2%
        350,000  360networks Inc., 12.50%, 12/15/05                      301,000
                                                                   -------------

TELEPHONE - 1.0%
        200,000  Asia Global Crossing Ltd., 144A, 13.38%,
                  10/15/10                                               185,000
        425,000  Deutsche Telekom International Finance BV,
                  8.00%, 6/15/10(s)                                      433,194
        250,000  Globe Telecom Inc., 144A, 13.00%, 8/1/09                252,500
        100,000  Globo Comunicacoes e Participacoes S.A.,
                  10.63%, 12/5/08                                         83,500
        510,000  Microcell Telecommunications Inc., Series B,
                  10.27%, 6/1/06(v)(y)                                   489,600
        250,000  PTC International Finance II SA, 11.25%,
                  12/1/09                                                225,000
        525,000  Telefonica Europe BV, 7.75%, 9/15/10(s)                 527,058
                                                                   -------------
                                                                       2,195,852
                                                                   -------------

WIRELESS TELECOMMUNICATIONS - 0.6%
        465,000  Clearnet Communications Inc., 9.64%,
                  12/15/05(v)(y)                                         493,481
        100,000  Grupo Iusacell S.A de C.V., 14.25%, 12/1/06             101,250
        500,000  Vodafone Group Plc, 7.63%, 2/15/05                      507,250
                                                                   -------------
                                                                       1,101,981
                                                                   -------------

TOTAL FOREIGN CORPORATE BONDS                                         10,381,073
   (Cost $10,567,121)                                              -------------


 MORTGAGE PASS THRU - 14.9%

      3,000,000  FHLMC, TBA, 7.00%, 11/01/15                           2,982,180
      7,500,000  FNMA , TBA, 7.00%, 11/1/30                            7,347,675
      2,530,000  FNMA, TBA, 7.00%, 11/1/15                             2,514,188
      2,300,000  FNMA, TBA, 6.50%, 11/1/30                             2,210,162
      9,700,000  FNMA, TBA, 7.50%, 12/1/30                             9,675,750
      5,000,000  GNMA, TBA, 6.50%, 11/1/30                             4,826,550
                                                                   -------------

TOTAL MORTGAGE PASS THRU                                              29,556,505
   (Cost $29,534,366)                                              -------------


 PRIVATE PLACEMENTS - 8.4%

CO-OP APARTMENTS - 4.5%
      2,862,943  127-129-131 West 96th St. Corp. (1st Mortgage
                  Agreement on Cooperative Building in New York
                  City), 6.85%, 12/1/18(f)                             2,729,815
      1,064,725  14-16 East 17th St. (1st Mortgage Agreement
                  on Cooperative Building in New York City),
                  7.00%, 3/1/12(f)                                    1,020,379

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)
OCTOBER 31, 2000

PRINCIPAL AMOUNT #                                                    VALUE
--------------------------------------------------------------------------------
$     1,516,947  270 Fifth Street (1st Mortgage Agreement on
                  Cooperative Building in Brooklyn, New York),
                  6.93%, 8/1/18(f)                                 $   1,455,344
        480,267  31-33 Mercer Street (1st Mortgage Agreement
                  on Cooperative Building in New York City),
                  7.49%, 1/1/23(f)                                       476,901
        601,995  3512 Oxford Avenue (1st Mortgage Agreement
                  on Cooperative Building in Riverdale, New
                  York), 8.45%, 6/1/17(f)                                637,670
        602,256  3810 Greystone Avenue (1st Mortgage
                  Agreement on Cooperative Building in
                  Riverdale, New York), 8.50%, 6/1/17(f)                 633,705
        791,706  421 West 57th Street (1st Mortgage Agreement
                  on Cooperative Building in New York City),
                  8.98%, 7/1/22(f)                                       868,803
        477,157  482 East 9th Street, Kensington Gardens Corp.
                  (1st Mortgage Agreement on Cooperative
                  Building in New York City), 6.85%,
                  12/1/18(f)                                             453,194
        581,084  86-06/86-42 155th Ave., Dartmouth
                  Cooperative Corp. (1st Mortgage Agreement
                  on Cooperative Building in Howard Beach,
                  New York), 7.00%, 1/1/14(f)                            562,600
                                                                   -------------
                                                                       8,838,411
                                                                   -------------

CONVENTIONAL MULTI-FAMILY - 3.0%
        727,775  Huntington National Bank, 7.24%, 12/5/20(f)             641,381
      1,564,351  PC Bel Clare Estates, 6.93%, 8/1/18(f)                1,485,383
      1,329,034  PC Northstar Terrace, 6.63%, 10/1/18(f)               1,224,426
      1,613,704  PC Shangri LA MHC Co., 6.52%, 10/1/08(f)              1,490,723
      1,277,623  Three Lakes Estate, 6.06%, 10/1/13(f)                 1,135,181
                                                                   -------------
                                                                       5,977,094
                                                                   -------------

DIRECT OBLIGATIONS - 0.2%
        163,187  Amerada Hess Corp., Leveraged Lease,
                  7.33%, 1/1/14(f)                                       156,834
        320,715  Amerada Hess Corp., Leveraged Lease,
                  Series A, 6.14%, 1/1/14(f)                             287,845
                                                                   -------------
                                                                         444,679
                                                                   -------------

NET LEASE LOANS - 0.7%
      1,357,189  Walgreen Benderson, 7.63%, 11/15/13(f)                1,301,952
                                                                   -------------
TOTAL PRIVATE PLACEMENTS                                              16,562,136
   (Cost $17,316,032)                                              -------------


 SOVEREIGN GOVERNMENTS AND AGENCIES - 20.7%


ARGENTINA - 1.0%
        257,883  Argentina Bocon, Series Pro-2, 6.62%,
                  11/1/00, resets monthly off the 1-month
                  LIBOR with no caps(v)                                  201,763
        190,000  City of Buenos Aires, 11.25%, 4/11/07                   166,250
         20,986  Republic of Argentina Pre-2, 6.62%, 4/1/01(v)            14,737
         39,600  Republic of Argentina, VRN, 7.63%, 3/27/01, resets semi-annually off the 6-month LIBOR plus
                  0.8125% with no caps(v)                                 34,422
        395,000  Republic of Argentina, 11.38%, 3/15/10                  337,725
        145,000  Republic of Argentina, 11.75%, 6/15/15                  123,613
$       210,000  Republic of Argentina, 12.00%, 2/1/20$                  181,440
        380,000  Republic of Argentina, 9.75%, 9/19/27                   285,950
        122,000  Republic of Argentina Discount Bonds,
                  Series L-GL, 7.88%, 11/30/00(v)                         92,415
        495,360  Republic of Argentina, Floater, 7.63%,
                  3/31/05(v)(s)                                          434,988
        200,000  Republic of Argentina, Series BGL5, 11.38%,
                 1/30/17                                                 168,000
                                                                   -------------
                                                                       2,041,303
                                                                   -------------

BARBADOS - 0.1%
        155,000  Government of Barbados, 144A, 8.75%,
                  6/15/10                                                155,775
                                                                   -------------

BRAZIL - 2.7%
        440,000  Federal Republic of Brazil, 12.25%, 3/6/30              382,800
        100,000  Federal Republic of Brazil, 11.63%, 4/15/04             101,400
        520,000  Federal Republic of Brazil, 11.25%, 7/26/07             514,800
        310,000  Federal Republic of Brazil, 9.38%, 4/7/08               271,250
        676,000  Federal Republic of Brazil, 14.50%, 10/15/09(s)         721,967
      1,084,872  Federal Republic of Brazil C Bonds, 8.00%,
                  4/15/14(s)                                             809,586
         55,413  Federal Republic of Brazil C Bonds, 8.00%,
                  4/15/14                                                 41,352
        460,000  Federal Republic of Brazil, 12.75%, 1/15/20             425,500
        340,000  Federal Republic of Brazil, 10.13%, 5/15/27             255,000
        710,000  Federal Republic of Brazil, 11.00%, 8/17/40             543,150
        264,000  Federal Republic of Brazil, Series L, 7.63%,
                 4/15/06(s)(v)                                           241,230
        460,000  Federal Republic of Brazil DCB, Series 18
                  Year L, 7.69%, 4/15/12                                 342,125
         90,000  Federal Republic of Brazil DCB, Series RG-L,
                  7.69%, 4/15/12                                          66,938
        165,000  Federal Republic of Brazil Discount Bonds,
                  Series 30 Year ZL, 7.63%, 4/15/01, resets
                  semi-annually off the 6-month LIBOR plus
                  0.8125% with no caps(v)                                126,122
        290,000  Federal Republic of Brazil NMB, Series 15
                  Year L, 7.69%, 4/17/01, resets semi-
                  annually off the 6-month LIBOR plus
                  0.875% with no caps(v)                                 248,675
        390,000  Federal Republic of Brazil Par Bonds, Series
                  30 Year ZL, 6.00%, 4/15/24                             256,425
                                                                   -------------
                                                                       5,348,320
                                                                   -------------

BULGARIA - 0.5%
        205,000  Republic of Bulgaria, 7.75%, 1/28/01, resets
                  semi-annually off the 6-month LIBOR plus
                  0.8125% with no caps(v)                                153,238
        525,000  Republic of Bulgaria, 3.00%, 7/28/12                    376,031
        695,000  Republic of Bulgaria Discount Bonds, Series A,
                  7.75%, 1/28/01(v)                                      522,119
         20,000  Republic of Bulgaria IAB, Series PDI, 7.75%,
                  1/28/01, resets semi-annually off the
                  6-month LIBOR plus 0.8125% with no caps(v)              14,950
                                                                   -------------
                                                                       1,066,338
                                                                   -------------

CANADA - 0.7%
CAD     840,000  Government of Canada, 5.50%, 6/1/10                     538,165
      1,000,000  Province of Quebec, 5.75%, 2/15/09                      916,800
                                                                   -------------
                                                                       1,454,965
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)

OCTOBER 31, 2000

PRINCIPAL AMOUNT #                                                    VALUE
--------------------------------------------------------------------------------
COLOMBIA - 0.4%
     $ 150,000  Republic of Colombia, 7.27%, 6/15/03               $     135,750
       240,000  Republic of Colombia, 10.88%, 3/9/04                     227,400
       360,000  Republic of Colombia, 9.75%, 4/23/09                     287,280
       120,000  Republic of Colombia, 11.75%, 2/25/20                     95,400
                                                                   -------------
                                                                         745,830
                                                                   -------------

COSTA RICA - 0.1%
       290,000  Republic of Costa Rica, 144A, 10.00%, 8/1/20             290,000
                                                                   -------------

DENMARK - 0.6%
DKK  9,265,000  Kingdom of Denmark, 8.00%, 5/15/03                     1,114,298
                                                                   -------------

FRANCE - 5.1%
EUR  1,740,000  Government of France, 3.50%, 7/12/04                   1,394,596
EUR  1,400,000  Government of France, 5.50%, 4/25/07                   1,200,407
EUR  3,855,000  Government of France, 4.00%, 4/25/09                   2,973,427
EUR    414,000  Government of France, 4.00%, 4/25/09                     319,325
EUR  4,150,000  Government of France, 4.00%, 10/25/09                  3,183,378
EUR    350,000  Government of France, 8.50%, 12/26/12                    377,352
EUR    380,000  Government of France, 8.50%, 4/25/23                     433,370
EUR    250,000  Government of France, 5.50%, 4/25/29                     207,217
                                                                   -------------
                                                                      10,089,072
                                                                   -------------

GERMANY - 0.9%
EUR    210,000  German Federal Republic, Series 94, 6.25%,
                 1/4/24                                                  190,812
EUR  1,000,000  German Federal Republic, Series 97, 6.00%,
                 7/4/07                                                  883,963
EUR    835,000  German Federal Republic, Series 98, 5.63%,
                 1/4/28                                                  705,128
                                                                   -------------
                                                                       1,779,903
                                                                   -------------

ITALY - 2.2%
EUR  2,590,000  Republic of Italy, 3.00%, 2/15/02                      2,135,795
EUR  2,655,000  Republic of Italy, 3.25%, 4/15/04                      2,105,007
EUR    140,000  Republic of Italy, 7.25%, 11/1/26                        138,090
                                                                   -------------
                                                                       4,378,892
                                                                   -------------

JAPAN - 0.4%
JPY 96,000,000  Government of Japan, 1.80%, 6/21/10                      869,003
                                                                   -------------

MEXICO - 1.0%
        50,000   Banco Nacional de Obras, 9.63%, 11/15/03                 51,625
       120,000   Petroleos Mexicanos, 9.50%, 9/15/27                     115,500
        20,000   Petroleos Mexicanos, 9.50%, 9/15/27                      20,200
       400,000   United Mexican States, 7.53%, 4/19/01,
                  resets semi-annually off the 6-month LIBOR
                  plus 0.8125% with no caps(v)                           406,000
       175,000   United Mexican States, 9.88%, 1/15/07                   180,688
       175,000   United Mexican States, 10.38%, 2/17/09                  186,375
        50,000   United Mexican States, 11.38%, 9/15/16                   56,625
        65,000   United Mexican States, 11.38%, 9/15/16                   73,613
       350,000   United Mexican States, 6.25%, 12/31/19                  307,125
       150,000   United Mexican States, 7.52%, 12/31/19,
                  resets semi-annually off the 6-month LIBOR
                  plus 0.8125% with no caps(v)                           152,250
       405,000   United Mexican States, 11.50%, 5/15/26(s)               477,900
                                                                   -------------
                                                                       2,027,901
                                                                   -------------

MOROCCO - 0.2%
       427,398   Kingdom of Morocco, Tranche A, 7.75%,
                  12/17/00                                               373,439
                                                                   -------------

NETHERLANDS - 0.6%
       100,000   Cellco Finance NV, 12.75%, 8/1/05                        98,500
EUR    940,000   Government of Netherlands, 6.00%, 1/15/06               824,153
EUR    340,000   Netherlands Government, 6.00%, 1/15/06                  298,271
                                                                   -------------
                                                                       1,220,924
                                                                   -------------

PANAMA - 0.3%
       141,466   Republic of Panama, PDI, 7.75%, 1/17/01(v)              109,636
       190,000   Republic of Panama, 10.75%, 5/15/20                     185,725
       115,000   Republic of Panama, 8.88%, 9/30/27                       96,888
       160,000   Republic of Panama IRB, Series 18 Year,
                  4.50%, 7/17/14(v)                                      126,800
                                                                   -------------
                                                                         519,049
                                                                   -------------

PERU - 0.1%
       215,000   Republic of Peru, PDI, Series 20 year,
                  4.50%, 3/7/17(v)                                       129,269
                                                                   -------------

PHILIPPINES - 0.2%
       350,000   Philippine Government International Bond,
                  8.60%, 6/15/27                                         227,500
        90,000   Republic of Philippines, 8.88%, 4/15/08                  76,050
       130,000   Republic of Philippines, Series B, 6.50%,
                  12/1/17                                                 98,150
                                                                   -------------
                                                                         401,700
                                                                   -------------

QATAR - 0.2%
       100,000   State of Qatar, 144A, 9.50%, 5/21/09                    102,500
       170,000   State of Qatar, 144A, 9.75%, 6/15/30                    163,625
                                                                   -------------
                                                                         266,125
                                                                   -------------

RUSSIAN FEDERATION - 1.1%
       290,000   Russian Federation, 10.00%, 6/26/07                     217,500
       966,750   Russian Federation, 8.25%, 3/31/10                      622,345
       380,000   Russian Federation, 12.75%, 6/24/28                     320,625
     2,685,000   Russian Federation, 2.50%, 3/31/30                    1,013,588
                                                                   -------------
                                                                       2,174,058
                                                                   -------------

SWEDEN - 0.3%
SEK  5,800,000   Swedish Government, 5.50%, 4/12/02                      586,777
                                                                   -------------

TRINIDAD & TOBAGO - 0.4%
       450,000   Republic of Trinidad & Tobago, 144A, 9.88%,
                  10/1/09                                                468,000
       300,000   Republic of Trinidad & Tobago, 144A, 9.75%,
                  7/1/20(s)                                              303,000
                                                                   -------------
                                                                         771,000
                                                                   -------------

TURKEY - 0.4%
     220,000   Republic of Turkey, 12.00%, 12/15/08                      227,700
     465,000   Republic of Turkey, 12.38%, 6/15/09                       467,325
     170,000   Republic of Turkey, 11.88%, 1/15/30                       166,175
                                                                   -------------
                                                                         861,200
                                                                   -------------


The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)

OCTOBER 31, 2000

PRINCIPAL AMOUNT #                                                    VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.9%
GBP   450,000  United Kingdom Gilt, 6.75%, 11/26/04                $     680,717
GBP   650,000   United Kingdom Gilt, 7.25%, 12/7/07                    1,043,379
                                                                   -------------
                                                                       1,724,096
                                                                   -------------

URUGUAY - 0.1%
     220,000   Republic of Uruguay, 8.75%, 6/22/10                       213,950
                                                                   -------------

VENEZUELA - 0.2%
     357,140   Republic of Venezuela DCB, Series DL, 7.88%,
                 12/18/07(v)                                             299,105
     250,000   Republic of Venezuela Par Bonds, Series W-A,
                 6.75%, 3/31/20                                          185,625
                                                                   -------------
                                                                         484,730
                                                                   -------------
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES
   (Cost $43,346,797)                                                 41,087,917
                                                                   -------------

U.S. TREASURY SECURITIES - 1.1%

      85,000   U.S. Treasury Bonds, 5.50%, 8/15/28(s)                     79,926
   1,700,000   U.S. Treasury Notes, 6.25%, 2/28/02(s)                  1,701,054
     150,000   U.S. Treasury Notes, 4.25%, 11/15/03(s)                   143,226
     160,000   U.S. Treasury Notes, 6.88%, 5/15/06(s)                    167,650
     100,000   U.S. Treasury Notes, 6.63%, 5/15/07                       104,094
                                                                   -------------
TOTAL U.S. TREASURY SECURITIES
   (Cost $2,220,457)                                                   2,195,950
                                                                   -------------

 RIGHTS(z)

     860,000   Mexico Value Recovery Rights, Expiring
                 6/30/03+                                                  -
                                                                   -------------
   (Cost $0)

SHORT-TERM INVESTMENTS - 24.2%

INVESTMENT COMPANIES - 20.0%
  39,509,398   J.P. Morgan Institutional Prime Money
                 Market Fund*(s)                                      39,509,398
                                                                   -------------

TIME DEPOSITS - 4.0%
   4,000,000   Deutsche Bank AG, 6.50%, 11/2/00                        4,000,000
   4,000,000   UBS AG London, 6.56%, 11/2/00                           4,000,000
                                                                   -------------
                                                                       8,000,000
                                                                   -------------

U.S. TREASURY SECURITIES - 0.2%
     310,000   U.S. Treasury Bills, 6.19%, 3/22/01(y)                    302,607
     140,000   U.S. Treasury Notes, 5.63%, 11/30/00(s)                   139,911
                                                                   -------------
                                                                         442,518
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $47,952,129)                                                 47,951,916
                                                                   -------------

TOTAL INVESTMENT SECURITIES - 100.0%
   (Cost $204,484,231)                                             $ 198,273,976
                                                                   =============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


CONTRACTS       SETTLEMENT      SETTLEMENT                      UNREALIZED
TO BUY             DATE           VALUE           VALUE        APPRECIATION
---------------------------------------------------------------------------
 116,000 EUR     12/14/00      $     96,415    $   98,524       $     2,109
 159,000 EUR     12/14/00           133,662       135,046             1,384
                               --------------------------------------------
                               $    230,077    $  233,570       $     3,493
                               ============================================
                                                                 UNREALIZED
CONTRACTS        SETTLEMENT       SETTLEMENT                    APPRECIATION
TO SELL            DATE             VALUE          VALUE       (DEPRECIATION)
---------------------------------------------------------------------------
89,414,275 JPY   12/14/00      $    827,910    $  825,452        $    2,458
   231,000 EUR   12/14/00           192,354       196,198            (3,845)
   782,506 CAD   12/14/00           518,216       512,889             5,327
 9,760,198 DKK   12/14/00         1,105,095     1,113,317            (8,222)
 5,686,011 SEK   12/14/00           562,971       569,534            (6,563)
 1,145,588 GBP   12/14/00         1,658,531     1,665,022            (6,490)
21,111,288 EUR   12/14/00        17,858,039    17,930,737           (72,698)
                               --------------------------------------------
                               $ 22,723,116   $22,813,149        $  (90,033)
                               ============================================

FUTURES CONTRACTS


                                                                     UNREALIZED
                           EXPIRATION       UNDERLYING FACE         APPRECIATION
PURCHASED                      DATE         AMOUNT AT VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------
 45  Eurex Ten Year
        Euro Bond        December 2000       $ 4,022,461            $      8,280
 53  U.S. Five-Year
        Treasury Note    December 2000         5,336,438                  23,685
 55  U.S. Five-Year
        Treasury Note    December 2000         5,491,406                 (14,850)
  5  U.S. Ten-Year
        Treasury Note    December 2000           503,516                  (2,715)
                                             -----------------------------------
                                             $15,353,821            $     14,400
                                             ===================================


                            EXPIRATION      UNDERLYING FACE          UNREALIZED
SOLD                           DATE         AMOUNT AT VALUE         DEPRECIATION
--------------------------------------------------------------------------------
 15  U.S. Five-Year
        Treasury Note    December 2000       $ 1,510,313            $    (14,379)
142  U.S. Ten-Year
        Treasury Note    December 2000        14,299,844                 (86,602)
                                             -----------------------------------
                                             $15,810,157            $   (100,981)
                                             ===================================


20      The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)

OCTOBER 31, 2000


PERCENT OF FOREIGN BONDS             % OF TOTAL INVESTMENTS
-----------------------------------------------------------
Australia                                        0.7%
Argentina                                        1.0%
Barbados                                         0.1%
Brazil                                           2.7%
Bulgaria                                         0.5%
Canada                                           1.6%
Cayman Islands                                   0.1%
Colombia                                         0.5%
Costa Rica                                       0.1%
Denmark                                          0.6%
France                                           5.1%
Germany                                          1.1%
Indonesia                                        0.1%
Italy                                            2.2%
Japan                                            0.4%
Mexico                                           1.2%
Morocco                                          0.2%
Netherlands                                      1.2%
Panama                                           0.3%
Peru                                             0.1%
Philippines                                      0.3%
Poland                                           0.1%
Qatar                                            0.2%
Russian Federation                               1.1%
South Korea                                      0.2%
Sweden                                           0.3%
Trinidad & Tobago                                0.4%
Turkey                                           0.4%
United Kingdom                                   2.8%
Uruguay                                          0.1%
Venezuela                                        0.2%
                                                ----
                                                25.9%

C - Capitalization

CAD - Canadian Dollar

CSTR - Collateralized Strip Rate

DCB - Debt Conversion Bonds

DKK - Danish Krone

EUR - Euro

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

IAB - Interest in Arrears Bond

IO - Interest Only

IRB - Interest Reduction Bonds

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

NMB - New Money Bond

NTL - Notional Principal

PDI - Past Due Interest

PO - Principal Only

resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.

SEK - Swedish Krona

SEQ - Sequential Payer

TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.

VRN - Variable rate note. Interest rate date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective October 31, 2000.

144A - Securities restricted for resale to Qualified Institutional Buyers

# Denominated in USD unless otherwise indicated

* Money Market mutual fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

+ Non-income producing security

(d) Defaulted security

(f) Illiquid and fair valued security. Approximately $16,562,136 or 8.4% of the market value of the securities have been valued at fair value. (See Note 1)

(s) Security is fully or partially segregated with custodian as collateral for TBA and when issued securities or futures contracts or with brokers as initial margin for futures contracts.

(v) Variable or floating rate instrument or instrument with step coupon rate

(y) Yield to maturity

(z) Category is less than 0.05% of total investment securities


The Accompanying Notes are an Integral Part of the Financial Statements.

       J.P. MORGAN GLOBAL STRATEGIC INCOME FUND/ J.P. MORGAN INSTITUTIONAL
                          GLOBAL STRATEGIC INCOME FUND/
                      THE GLOBAL STRATEGIC INCOME PORTFOLIO
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                       AS OF OCTOBER 31, 2000 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                                J.P. MORGAN        J.P.MORGAN      THE GLOBAL STRATEGIC    PRO FORMA     PRO FORMA
                                              GLOBAL STRATEGIC    INSTITUTIONAL      INCOME PORTFOLIO     ADJUSTMENTS    COMBINED
                                                INCOME FUND      GLOBAL STRATEGIC                                        JPMORGAN
                                                                    INCOME FUND                                     GLOBAL STRATEGIC
                                                                                                                        INCOME FUND
ASSETS:
  Investments at Value                        $       -        $       -         $     158,765      $       -       $   158,765
  Investments in The Global Strategic
  Income Portfolio, at value                      7,363          163,930                     -       (171,293)(a)             -
  Investment in Affiliated Fund                       -                -                39,509              -            39,509
  Cash                                                -                -                 1,018              -             1,018
  Foreign Currency at Value (Cost $210)               -                -                   215              -               215
  Investment Securities Sold                          -                -                21,349              -            21,349
  Dividend and Interest Receivable                    -                -                 2,343              -             2,343
  Expense Reimbursement                              11               21                     1             22(b)             55
  Unrealized Appreciation of Forward
    Foreign Currency Contracts                        -                -                    11              -                11
  Deferred Organization Expense                      15               10                     7            (22)(b)            10
  Prepaid Trustees' Fees and Expenses                 -                -                     1              -                 1
  Prepaid Expenses and Other Assets                   -                1                     7              -                 8
                                              --------------------------------------------------------------------------------------
      Total Assets                                7,389          163,962               223,226       (171,293)          223,284
                                              --------------------------------------------------------------------------------------
LIABILITIES:
  Securities Purchased Payable                        -                -                51,648              -            51,648
  Dividends Payable                                  13              433                     -              -               446
  Open forward currency contracts                     -                -                    98              -                98
  Advisory Fee Payable                                -                -                    64              -                64
  Shareholder Servicing Fee Payable                   1               14                     -              -                15
  Administration Services Fee Payable                 -                3                     3              -                 6
  Variation Margin Payable                            -                -                     1              -                 1
  Accrued Expenses and Other Payables                44               58                   119              -               221
                                              --------------------------------------------------------------------------------------
      Total Liabilities                              58              508                51,933              -            52,499
                                              --------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in Capital                                 8,303          185,165                     -              -           193,468
  Undistributed Net Investment Income               210            4,412                     -              -             4,622
  Accumulated Net Realized Loss                    (902)         (20,046)                    -              -           (20,948)
  Net Unrealized Appreciation (Depreciation)
   of Investments                                  (280)          (6,077)                    -              -            (6,357)
                                              --------------------------------------------------------------------------------------
      Net Assets                              $   7,331        $ 163,454          $    171,293      $(171,293)      $   170,785
                                              ======================================================================================
  Shares of beneficial interest outstanding         785           17,589                     -        (18,374) (d)             -

  Net Asset Value:                            $    9.34        $    9.29                     -              -       $          -

PRO FORMA WITH REORGANIZATION
JPMORGAN GLOBAL STRATEGIC
INCOME FUND
Shares Outstanding
  Select                                              -                -                     -            789 (c)            789
  Institutional                                       -                -                     -         17,589 (c)         17,589

Net Asset Value:
  Select                                              -                -                     -              -       $       9.29
  Institutional                                       -                -                     -              -       $       9.29
                                              --------------------------------------------------------------------------------------
                          Cost of Investments $       -        $       -          $    204,484      $       -       $    204,484
                                              ======================================================================================

       (a) Reflects elimination of feeder funds' investments in master fund.

       (b) Reflects write off of deferred organization expense.

       (c) Reflects the additional number of shares outstanding due to the Reorganization

       (d) Reallocation of feeder funds beneficial interest to Select and Institutional Class Shares due to the Reorganization.

                    See Notes to Pro Forma Financial Statements

     JP MORGAN GLOBAL STRATEGIC INCOME FUND / JP MORGAN INSTITUTIONAL GLOBAL
          STRATEGIC INCOME FUND / THE GLOBAL STRATEGIC INCOME PORTFOLIO
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                       J.P. MORGAN      J.P. MORGAN       THE GLOBAL     PRO FORMA      PRO FORMA
                                                     GLOBAL STRATEGIC   INSTITUTIONAL   STATEGIC INCOME ADJUSTMENTS     COMBINED
                                                       INCOME FUND    GLOBAL STRATEGIC    PORTFOLIO                     JPMORGAN
                                                                         INCOME FUND                                GLOBAL STRATEGIC
                                                                                                                         INCOME FUND
 INCOME:
 Allocated Investment Income From Portfolio          $      577        $    12,857      $        -        $ (13,434) (c)   $      -
 Interest Income                                              -                  -          12,024                -          12,024
 Dividend Income from Affiliated Investments                  -                  -           1,452                -           1,452
 Dividend income                                              -                  -               5                -               5
 Allocated Portfolio Expenses                               (43)              (964)              -            1,007  (b)          -

                                                     -------------------------------------------------------------------------------
     Investment Income                                      534             11,893          13,481          (12,427)         13,481
                                                     -------------------------------------------------------------------------------

 EXPENSES:

 Advisory Fee                                                 -                  -             758                -             758
 Administrative Services Fee                                  2                 39              41              170  (a)        252
 Shareholder Servicing Fee                                   18                160               -                -             178
 Custodian Fees and Expenses                                  -                  -             186             (111) (g,e)       75
 Professional Fees                                           11                 13              51              (22) (e)         53
 Amortization of Organizational Expenses                     10                  7               5               22  (f)         44
 Transfer Agent Fees                                         23                 20               -                -              43
 Registration Fees                                           17                 15               -                -              32
 Printing Expenses                                           13                 11               9               (7) (e)         26
 Fund Services Fee                                            -                  3               3                -               6
 Trustees' Fees and Expenses                                  -                  2               2                -               4
 Administration Fee                                           -                  2               1                -               3
 Financial and Fund Accounting Services Fee                  39                 39               -              (78) (g)          -
 Miscellaneous                                                3                 10               1                -              14

                                                     -------------------------------------------------------------------------------
     Total Expenses                                         136                321           1,057              (26)          1,488
                                                     -------------------------------------------------------------------------------

     Less: Reimbursement of Expenses                       (108)              (241)             (3)              26  (a)       (326)

                                                     -------------------------------------------------------------------------------
     Net Expenses                                            28                 80           1,054                -           1,162
                                                     -------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
     Net Investment Income                                  506             11,813          12,427          (12,427)         12,319
                                                     -------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net Realized Gain (Loss) on Investments
      Investment Transactions                              (114)            (2,626)         (7,163)           2,740  (d)     (7,163)
      Futures Contracts                                       -                  -             493                -             493
      Foreign Currency Contracts and Translations             -                  -           3,930                -           3,930
                                                     -------------------------------------------------------------------------------
 Net Realized (Loss) on Investments                        (114)            (2,626)         (2,740)           2,740          (2,740)
                                                     -------------------------------------------------------------------------------
 Net Change in Net Unrealized Appreciation
 (Depreciation)on Investments
      Investment Transactions                                31              1,429           2,003           (1,460) (d)      2,003
      Futures Contracts                                       -                  -            (157)               -            (157)
      Foreign Currency Contracts and Translations             -                  -            (386)               -            (386)
                                                     -------------------------------------------------------------------------------
 Net Change in Net Unrealized Appreciation                   31              1,429           1,460           (1,460)          1,460
                                                     -------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
 Net  Increase in Net Assets from Operations         $      423        $    10,616      $   11,147        $ (11,147)       $ 11,039
                                                     ===============================================================================

      (a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
      (b) Reflects the elimination of master portfolio expenses which have beed disclosed under feeder expenses.
      (c) Reallocation of investments income to feeder funds
      (d) Reallocation of realized and unrealized gain (loss )to feeder funds.
      (e) Reduction reflects estimated benefits of combined funds.
      (f) Reflects write-off of deferred organization expenses of the portfolio
      (g) Custody charges inclusive of fund accounting charges

                    See Notes to Pro Forma Financial Statements

       J.P. MORGAN GLOBAL STRATEGIC INCOME FUND/ J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND/ THE GLOBAL STRATEGIC INCOME PORTFOLIO

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

      1. BASIS OF COMBINATION:

      The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Global Strategic Portfolio ("Master Portfolio"), J.P. Morgan Institutional Global Strategic Income Fund ("Institutional Fund"), and J.P. Morgan Global Strategic Income Fund ("Global Strategic Fund") (collectively the "feeder funds" of the Master Portfolio) as if the proposed Reorganization occurred as of and for the twelve months ended October 31, 2000.

      Under the Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Master Portfolio and Global Strategic Fund in exchange for shares in Institutional Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

      2. SHARES OF BENEFICIAL INTEREST:

      Under the Reorganization, the existing shares of Institutional Fund and Global Strategic Fund would be renamed Institutional Class Shares and Select Class Shares respectively. The net asset values per share for Institutional Class Shares and Select Class Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Fund immediately prior to the Reorganization.

      Under the proposed Reorganization, each shareholder of Global Strategic Fund would receive shares of Institutional Fund with a value equal to their holding in their respective funds. Therefore, as a result of the proposed Reorganization, current shareholders of Global Strategic Fund will become shareholders of Institutional Fund.

      The Pro Forma net asset value per share assumes the issuance of additional shares of Institutional Fund, which would have been issued on October 31, 2000 in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the October 31, 2000 net assets of Global Strategic Fund and net assets values per share of Institutional Fund.

                                                             SELECT CLASS SHARES
                                                             -------------------
Increase in Shares Issued                                                  789
Net Assets 10/31/00                                                      7,331
Pro Forma Net Asset Value                                                 9.29
10/31/00

      3. PRO FORMA OPERATIONS:

      The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity including the change in administration fee and the new expected expense cap. The pro forma investment advisory, shareholder servicing and distribution fees of the combined Fund are based on the fee schedule in effect for the Surviving fund at the combined level of average net assets for the twelve months ended October 31, 2000.

      FORM N-14

      PART C - OTHER INFORMATION


      Item 15. Indemnification.

                    -----------

      Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

      Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


      Item 16. Exhibits.

                   -----------

      1       Declaration of Trust.

      (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 033-54642) (the "Registration Statement") filed on September 26, 1996 (Accession Number 0000912057-96-021281).

      (b) Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated

                                    PART C-1
herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

      (c) Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number
0001016964-97-000041).

      (d) Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number
0001016964-97-000053).

      (e) Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number
0001016964-97-000158).

      (f) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number
0001041455-97-000014).

      (g) Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number 0001041455-98-000097).

      (h) Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

      (i) Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

      (j) Amendment No. 13 to Declaration of Trust, incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

      (k) Amendment No. 14 to Declaration of Trust incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

                                    PART C-2

      2       By-laws.

      (a) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

      (b) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

      3       Not Applicable

      4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

      5       Not Applicable

      6       Form of Investment Advisory Agreement to be filed by Amendment.

      7       Distribution Agreement to be filed by Amendment.

      8       Not Applicable

      9       Custodian Agreement

      (a) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

      (b) Custodian Contract between Registrant and The Bank of New York. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

      10      Forms of Rule 12b-1 Distribution Plans to be filed by Amendment.

      11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.

      12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

      13      Material Contracts.

      (a) Co-Administration Agreement between Registrant and FDI. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

                                    PART C-3

      (b) Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit 2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

      (c) Transfer Agency and Service Agreement between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26,1996 (Accession Number 0001016964-96-000061).

      (d) Restated Administrative Services Agreement between Registrant and Morgan Guaranty. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

      (e) Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

      (f) Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number
00001016964-97-000059).

      (g) Service Plan with respect to Registrant's Small Company Fund Advisor Series, Small Company Opportunities Fund -- Advisor Series, International Equity Fund -- Advisor Series, International Opportunities Fund -- Advisor Series, U.S. Equity Fund -- Advisor Series, Diversified Fund -- Advisor Series incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

      (h) Amended Service Plan with respect to Registrant's Disciplined Equity -- Advisor series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

      (i) Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. Incorporated herein by reference to Post-Effective Amendment No. 75 to Registration Statement filed on May 17, 2000 (Accession Number 0001041455-00-000122).

      (j) Form of Administration Agreement (to be filed by Amendment).

      (k) Form of Sub-Administration Agreement (to be filed by Amendment).

      14      Consent of PricewaterhouseCoopers LLC.

      15      None

      16      Powers of Attorney.

                                    PART C-4

      17(a)   Form of Proxy Card.

      17(b)   Prospectus for the Surviving Fund to be filed by Amendment.

      17 (c)  Prospectus for the Merging Fund.

      17 (d) Statement of Additional Information for the Surviving Fund to be filed by Amendment.

      17 (e)  Statement of Additional Information for the Merging Fund.

      17 (f) Annual Report of the Surviving Fund (including the Annual Report of the Master Portfolio) dated October 31, 2000.

      17 (g) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated October 31, 2000.

      Item 17. Undertakings.

                  -------------

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                    PART C-5

                                   SIGNATURES

      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 12th day of April, 2001.


      J.P. MORGAN INSTITUTIONAL FUNDS


      Registrant


      By:      /s/ Christopher Kelley
        ---------------------------------------------
        Christopher Kelley
        Vice President and Assistant Secretary


      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 12, 2001.


GEORGE RIO*
------------------------------------
George Rio
President and Treasurer

MATTHEW HEALEY*
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

FREDERICK S. ADDY*
------------------------------------
Frederick S. Addy
Trustee

WILLIAM G. BURNS*
------------------------------------
William G. Burns
Trustee

ARTHUR C. ESCHENLAUER*
------------------------------------
Arthur C. Eschenlauer
Trustee

MICHAEL P. MALLARDI*
------------------------------------
Michael P. Mallardi
Trustee

*By       /s/ Christopher Kelley
          ------------------------------------
          Christopher Kelley
          as attorney-in-fact pursuant to a power of attorney.

                                    EXHIBITS

ITEM       DESCRIPTION
----       -----------

(14)       Consent of PricewaterhouseCoopers LLP.

(16)       Powers of Attorney.

(17) (a)   Form of Proxy Card.

     (c)   Prospectus for J.P. Morgan Global Strategic Income Fund.

     (e) Statement of Additional Information for J.P. Morgan Global Strategic Income Fund.

     (f) Annual Report of J.P. Morgan Institutional Global Strategic Income Fund (including Annual Report of The U.S. Fixed Income Portfolio), dated October 31, 2000.

     (g) Annual Report of J.P. Morgan Global Strategic Income Fund (including Annual Report of The U.S. Fixed Income Portfolio) dated October 31, 2000.